FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants and other	$ (0.7)	$ 5.8
Gain (loss) on non-hedge derivatives and warrants	(31.8)	17.2
Non-hedge derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in fair value of embedded derivative	0.0	0.1
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in fair value of embedded derivative	$ (31.1)	$ 11.3